Segment Information (Details) (USD $)	3 Months Ended											12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 segment		Dec. 31, 2011		Dec. 31, 2010
Segment Information
Number of reportable segments												2
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues	$ 2,436,508,000		$ 2,318,600,000	$ 2,516,200,000	$ 2,225,100,000	$ 1,960,925,000		$ 2,013,800,000	$ 2,432,300,000	$ 2,072,300,000	$ 1,780,000,000	$ 9,020,807,000		$ 8,298,380,000		$ 7,562,534,000
Income (loss) before income taxes	85,951,000		(26,900,000)	382,100,000	171,700,000	(24,015,000)		105,400,000	308,200,000	107,000,000	(146,700,000)	502,852,000		373,895,000		32,322,000
Depreciation of revenue earning equipment and lease charges	587,027,000					515,106,000						2,148,158,000		1,905,739,000		1,868,147,000
Depreciation of property and equipment	51,324,000					44,049,000						172,582,000		158,009,000		154,031,000
Amortization of other intangible assets	30,499,000					19,166,000						84,096,000		70,039,000		64,713,000
Interest expense	163,248,000					149,489,000						597,788,000		650,254,000		726,539,000
Total assets	24,087,297,000		23,290,209,000					17,667,332,000				23,290,209,000		17,667,332,000
Revenue earning equipment, net	13,969,224,000		12,908,336,000					10,105,409,000				12,908,336,000		10,105,409,000
Property and equipment, net	1,457,197,000		1,436,386,000					1,251,854,000				1,436,386,000		1,251,854,000
Senior Subordinated Notes
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Interest rate (as a percent)			10.50%									10.50%
8.875% Senior Notes due January 2014
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Interest rate (as a percent)			8.875%									8.875%
Car Rental
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues	2,084,800,000					1,658,200,000						7,633,000,000		7,083,500,000		6,486,200,000
Income (loss) before income taxes	208,400,000					91,600,000						1,020,100,000		850,200,000	[1]	641,900,000	[1]
Depreciation of revenue earning equipment and lease charges												1,876,100,000		1,651,400,000		1,594,600,000
Depreciation of property and equipment												126,900,000		116,100,000		112,300,000
Amortization of other intangible assets												41,700,000		32,700,000		30,200,000
Interest expense												316,300,000		333,100,000		401,300,000
Payments to Acquire Revenue Earning Equipment and Productive Assets												9,118,300,000		9,109,900,000		8,430,100,000
Proceeds from Sale of Revenue Earning Equipment and Productive Assets												(7,054,400,000)		(7,689,400,000)		(7,432,700,000)
Payments for (Proceeds from) Productive Assets												2,063,900,000		1,420,500,000		997,400,000
Total assets			18,454,200,000					13,037,900,000				18,454,200,000		13,037,900,000
Revenue earning equipment, net			10,710,100,000					8,318,700,000				10,710,100,000		8,318,700,000
Property and equipment, net			1,111,300,000					971,300,000				1,111,300,000		971,300,000
Equipment Rental
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues	351,000,000					302,100,000						1,385,400,000		1,209,500,000		1,070,100,000
Income (loss) before income taxes	45,800,000					25,900,000						227,000,000		161,600,000	[1]	78,000,000	[1]
Depreciation of revenue earning equipment and lease charges												272,100,000		254,300,000		273,500,000
Depreciation of property and equipment												34,100,000		33,700,000		34,300,000
Amortization of other intangible assets												40,600,000		35,800,000		33,400,000
Interest expense												52,000,000		45,300,000		39,400,000
Payments to Acquire Revenue Earning Equipment and Productive Assets												787,600,000		617,500,000		186,100,000
Proceeds from Sale of Revenue Earning Equipment and Productive Assets												(192,300,000)		(213,800,000)		(124,300,000)
Payments for (Proceeds from) Productive Assets												595,300,000		403,700,000		61,800,000
Total assets			3,623,000,000					3,058,900,000				3,623,000,000		3,058,900,000
Revenue earning equipment, net			2,198,200,000					1,786,700,000				2,198,200,000		1,786,700,000
Property and equipment, net			235,900,000					203,700,000				235,900,000		203,700,000
Total reportable segment
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues	2,435,800,000					1,960,300,000
Income (loss) before income taxes	254,200,000					117,500,000						1,247,100,000		1,011,800,000		719,900,000
Other reconciling items
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues												2,400,000		5,400,000		6,200,000
Income (loss) before income taxes	(103,200,000)	[2]				(81,900,000)	[2]					(320,500,000)	[2]	(306,200,000)	[2]	(347,900,000)	[2]
Depreciation of property and equipment												11,600,000		8,200,000		7,400,000
Amortization of other intangible assets												1,800,000		1,500,000		1,100,000
Interest expense												229,500,000		271,900,000		285,800,000
Payments to Acquire Revenue Earning Equipment and Productive Assets												20,100,000		8,600,000		3,900,000
Proceeds from Sale of Revenue Earning Equipment and Productive Assets												(16,100,000)		(1,000,000)		(300,000)
Payments for (Proceeds from) Productive Assets												4,000,000		7,600,000		3,600,000
Total assets			1,213,000,000					1,570,500,000				1,213,000,000		1,570,500,000
Property and equipment, net			89,200,000					76,900,000				89,200,000		76,900,000
Purchase accounting
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(33,700,000)	[3]				(24,100,000)	[3]					(109,600,000)	[4]	(87,600,000)	[4]	(90,300,000)	[4]
Non Cash debt charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(10,000,000)	[5]				(18,600,000)	[5]					(56,400,000)	[4]	(105,900,000)	[4]	(160,600,000)	[4]
Restructuring charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(3,700,000)					(6,700,000)						(38,000,000)		(56,400,000)		(54,700,000)
Restructuring related charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(4,200,000)	[6]				(3,300,000)	[6]					(11,100,000)	[6]	(9,800,000)	[6]	(13,200,000)	[6]
Derivative gains (losses)
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes												(900,000)	[7]	100,000	[7]	(3,200,000)	[7]
Acquisition related costs
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(2,600,000)					(6,900,000)						(163,700,000)		(18,800,000)		(17,700,000)
Management transition costs
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(10,800,000)	[8]				0	[8]					0		(4,000,000)		0
Pension Costs [Member]
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes												0	[4]	13,100,000	[4]	0	[4]
Premiums Paid on Debt [Member]
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes												0	[9]	(62,400,000)	[9]	0	[9]
United States
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues												6,313,400,000		5,413,300,000		4,993,700,000
Total assets			18,140,900,000					12,724,400,000				18,140,900,000		12,724,400,000
Revenue earning equipment, net			10,221,300,000					7,621,200,000				10,221,300,000		7,621,200,000
Property and equipment, net			1,226,100,000					1,036,700,000				1,226,100,000		1,036,700,000
International
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues												2,707,400,000		2,885,100,000		2,568,800,000
Total assets			5,149,300,000					4,942,900,000				5,149,300,000		4,942,900,000
Revenue earning equipment, net			2,687,000,000					2,484,200,000				2,687,000,000		2,484,200,000
Property and equipment, net			210,300,000					215,200,000				210,300,000		215,200,000
Other Income (Expense) [Member]
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes												(44,000,000)	[4]	0	[4]	0	[4]
Car Rental
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes												1,020,100,000	[1]
Equipment Rental
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes												$ 227,000,000	[1]

[1]	The following table reconciles adjusted pre-tax income to income (loss) before income taxes for the years ended December 31, 2012, 2011 and 2010 (in millions of dollars):
[2]	Represents general corporate expenses, certain interest expense (including net interest on corporate debt), as well as other business activities.
[3]	Represents the purchase accounting effects of the Acquisition on our results of operations relating to increased depreciation and amortization of tangible and intangible assets and accretion of revalued workers' compensation and public liability and property damage liabilities. Also represents the purchase accounting effects of certain subsequent acquisitions on our results of operations relating to increased depreciation and amortization of tangible and intangible assets.
[4]
[5]	Represents non-cash debt charges relating to the amortization and write-off of deferred debt financing costs and debt discounts.
[6]	Represents incremental costs incurred directly supporting our business transformation initiatives. Such costs include transition costs incurred in connection with our business process outsourcing arrangements and incremental costs incurred to facilitate business process re-engineering initiatives that involve significant organization redesign and extensive operational process changes.
[7]	Represents the mark-to-market adjustment on our interest rate cap.
[8]	Primarily represents Dollar Thrifty related expenses and adjustments.
[9]	Represents premiums paid to redeem our 10.5% Senior Subordinated Notes and a portion of our 8.875% Senior Notes.